Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Summary of Significant Accounting Policies (Textual)
Accumulated (deficit)	$ (5,596,402)		$ (3,880,234)	$ (3,045,388)
Furniture and equipment estimated useful lives			3 years
Rent expense	$ 0	$ 255	$ 255	$ 4,350
Weighted average shares outstanding diluted	2,902,500	3,412,200	2,902,500	7,528,000
Negative working capital	$ (535,560)
Revenue, description	We recognize revenue when payment is received from the agent. Payment is received net of commission paid to the agent, usually 70% to us and 30% to the agent. We record the net amount received as revenue.
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Intangibles assets estimated useful life			5 years
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Intangibles assets estimated useful life			3 years